Note 16 - Income Tax - Deferred Income Tax Assets and Liabilities (Details) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Changes Recognized In Abstract
Deferred Income Tax Assets	$ 0	$ 31,084,000	$ 13,104,000
Deferred Income Tax Liabilities	1,876,079,000	1,930,437,000	2,592,730,000
Allowance for Loans Losses Member
Deferred Taxes LineItems
Deferred Taxes		643,425,000	390,334,000
Changes Recognized In Abstract
Consolidated Statement of Income	275,243,000	253,091,000
Impact of IFRS 9 Adoption	310,889,000
Deconsolidation of Subsidiarie VWFS	(24,261,000)
Deferred Income Tax Assets	1,205,296,000	643,425,000
Deferred Income Tax on Provisions Member
Deferred Taxes LineItems
Deferred Taxes		690,403,000	837,500,000
Changes Recognized In Abstract
Consolidated Statement of Income	(193,637,000)	(147,097,000)
Deconsolidation of Subsidiarie VWFS	(2,900,000)
Deferred Income Tax Assets	493,866,000	690,403,000
Loans Commissions Member
Deferred Taxes LineItems
Deferred Taxes		290,029,000	396,422,000
Changes Recognized In Abstract
Consolidated Statement of Income	(102,436,000)	(106,393,000)
Deferred Income Tax Assets	187,593,000	290,029,000
Expenses Capitalized for Tax Purpose Member
Deferred Taxes LineItems
Deferred Taxes		(317,596,000)	(442,689,000)
Changes Recognized In Abstract
Consolidated Statement of Income	(81,128,000)	125,093,000
Deferred Income Tax Liabilities	(398,724,000)	(317,596,000)
Deferred Income Tax on Property and Equipment Member
Deferred Taxes LineItems
Deferred Taxes		(3,044,879,000)	(3,666,714,000)
Changes Recognized In Abstract
Consolidated Statement of Income	(436,352,000)	621,835,000
Deconsolidation of Subsidiarie VWFS	(234,000)
Deferred Income Tax Liabilities	(3,481,465,000)	(3,044,879,000)
Investments in Debt Securities and Equity Instruments Member
Deferred Taxes LineItems
Deferred Taxes		(176,944,000)	(118,493,000)
Changes Recognized In Abstract
Consolidated Statement of Income	215,426,000	(123,033,000)
Consolidated Statement of OCI	66,891,000	64,582,000
Deferred Income Tax Assets	105,373,000
Deferred Income Tax Liabilities		(176,944,000)
Derivatives Deferred Tax Member
Deferred Taxes LineItems
Deferred Taxes		16,538,000	22,005,000
Changes Recognized In Abstract
Consolidated Statement of Income	(5,337,000)	(5,467,000)
Deferred Income Tax Assets	11,201,000	16,538,000
Other Deferred Income Tax Accounts Member
Deferred Taxes LineItems
Deferred Taxes		(329,000)	2,009,000
Changes Recognized In Abstract
Consolidated Statement of Income	902,000	(2,338,000)
Deconsolidation of Subsidiarie VWFS	208,000
Deferred Income Tax Assets	781,000
Deferred Income Tax Liabilities		(329,000)
Deferred Tax Balance Member Total
Deferred Taxes LineItems
Deferred Taxes		(1,899,353,000)	$ (2,579,626,000)
Changes Recognized In Abstract
Consolidated Statement of Income	(327,319,000)	615,691,000
Consolidated Statement of OCI	66,891,000	64,582,000
Impact of IFRS 9 Adoption	310,889,000
Deconsolidation of Subsidiarie VWFS	(27,187,000)
Deferred Income Tax Assets	2,004,110,000	1,640,395,000
Deferred Income Tax Liabilities	(3,880,189,000)	(3,539,748,000)
Offsetting Member
Changes Recognized In Abstract
Deferred Income Tax Assets	(2,004,110,000)	(1,609,311,000)
Deferred Income Tax Liabilities	2,004,110,000	1,609,311,000
Net Total Member
Changes Recognized In Abstract
Deferred Income Tax Assets		31,084,000
Deferred Income Tax Liabilities	$ (1,876,079,000)	$ (1,930,437,000)